Share-Based Compensation (Details 5) - Performance unit [Member]	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	0.80%	0.40%	0.40%
Expected volatility	45.30%	47.30%	52.80%
Dividend yield	1.70%	1.40%	0.60%